Income Taxes - Summary Of Deferred Income Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Deferred income tax assets:
Deferred income tax assets, beginning balance	$ 35,903
Recognized through P&L	11,070
Recognized through Equity	(3,105)
Recognized through Goodwill	(30,037)
Deferred income tax assets, ending balance	44,488
Deferred income tax liabilities:
Deferred tax liabilities, beginning of period	(4,564)
Recognized through P&L	11,070
Recognized through OCI	124
Recognized through Equity	(3,105)
Recognized through Goodwill	(30,037)
Deferred tax liabilities, end of period	(35,097)
Deferred tax assets, net	9,391	$ 31,339
Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	35,903
Recognized through P&L	6,374
Recognized through Equity	(3,105)
Recognized through Goodwill	5,316
Deferred income tax assets, ending balance	44,488
Deferred income tax liabilities:
Recognized through P&L	6,374
Recognized through Equity	(3,105)
Recognized through Goodwill	5,316
Deferred Income Tax Liabilities
Deferred income tax assets:
Recognized through P&L	4,696
Recognized through Equity	0
Recognized through Goodwill	(35,353)
Deferred income tax liabilities:
Deferred tax liabilities, beginning of period	(4,564)
Recognized through P&L	4,696
Recognized through OCI	124
Recognized through Equity	0
Recognized through Goodwill	(35,353)
Deferred tax liabilities, end of period	(35,097)
Deferred revenue | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	19,240
Recognized through P&L	3,766
Recognized through Goodwill	(402)
Deferred income tax assets, ending balance	22,604
Deferred income tax liabilities:
Recognized through P&L	3,766
Recognized through Goodwill	(402)
Accruals and reserves | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	0
Recognized through P&L	315
Recognized through Goodwill	61
Deferred income tax assets, ending balance	376
Deferred income tax liabilities:
Recognized through P&L	315
Recognized through Goodwill	61
ITCs | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	5,676
Recognized through P&L	3,165
Deferred income tax assets, ending balance	8,841
Deferred income tax liabilities:
Recognized through P&L	3,165
ITCs | Deferred Income Tax Liabilities
Deferred income tax assets:
Recognized through P&L	(832)
Deferred income tax liabilities:
Deferred tax liabilities, beginning of period	1,555
Recognized through P&L	(832)
Deferred tax liabilities, end of period	2,387
Lease liability | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	3,139
Recognized through P&L	(838)
Recognized through Goodwill	599
Deferred income tax assets, ending balance	2,900
Deferred income tax liabilities:
Recognized through P&L	(838)
Recognized through Goodwill	599
Operating loss carryforwards | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	958
Recognized through P&L	(2,401)
Recognized through Goodwill	4,715
Deferred income tax assets, ending balance	3,272
Deferred income tax liabilities:
Recognized through P&L	(2,401)
Recognized through Goodwill	4,715
Property and equipment | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	246
Recognized through P&L	774
Deferred income tax assets, ending balance	1,020
Deferred income tax liabilities:
Recognized through P&L	774
Property and equipment | Deferred Income Tax Liabilities
Deferred income tax assets:
Recognized through P&L	(324)
Recognized through Goodwill	(266)
Deferred income tax liabilities:
Deferred tax liabilities, beginning of period	0
Recognized through P&L	(324)
Recognized through Goodwill	(266)
Deferred tax liabilities, end of period	590
Share-based payment | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	5,548
Recognized through P&L	1,574
Recognized through Equity	(2,743)
Deferred income tax assets, ending balance	4,379
Deferred income tax liabilities:
Recognized through P&L	1,574
Recognized through Equity	(2,743)
Share issuance costs | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	1,096
Recognized through P&L	129
Recognized through Equity	(362)
Deferred income tax assets, ending balance	863
Deferred income tax liabilities:
Recognized through P&L	129
Recognized through Equity	(362)
Debt discount | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	0
Recognized through P&L	233
Deferred income tax assets, ending balance	233
Deferred income tax liabilities:
Recognized through P&L	233
Other | Deferred Income Tax Assets
Deferred income tax assets:
Deferred income tax assets, beginning balance	0
Recognized through P&L	(343)
Recognized through Goodwill	343
Deferred income tax assets, ending balance	0
Deferred income tax liabilities:
Recognized through P&L	(343)
Recognized through Goodwill	343
Other | Deferred Income Tax Liabilities
Deferred income tax assets:
Recognized through P&L	861
Recognized through Goodwill	(1,224)
Deferred income tax liabilities:
Deferred tax liabilities, beginning of period	0
Recognized through P&L	861
Recognized through Goodwill	(1,224)
Deferred tax liabilities, end of period	363
ROU Asset | Deferred Income Tax Liabilities
Deferred income tax assets:
Recognized through P&L	815
Recognized through Goodwill	(599)
Deferred income tax liabilities:
Deferred tax liabilities, beginning of period	2,642
Recognized through P&L	815
Recognized through Goodwill	(599)
Deferred tax liabilities, end of period	2,426
Goodwill | Deferred Income Tax Liabilities
Deferred income tax assets:
Recognized through P&L	0
Deferred income tax liabilities:
Deferred tax liabilities, beginning of period	297
Recognized through P&L	0
Deferred tax liabilities, end of period	297
Unrealized gain or loss on cash flow hedge | Deferred Income Tax Liabilities
Deferred income tax assets:
Recognized through P&L	(75)
Deferred income tax liabilities:
Deferred tax liabilities, beginning of period	70
Recognized through P&L	(75)
Recognized through OCI	124
Deferred tax liabilities, end of period	21
Intangible Assets | Deferred Income Tax Liabilities
Deferred income tax assets:
Recognized through P&L	4,251
Recognized through Goodwill	(33,264)
Deferred income tax liabilities:
Deferred tax liabilities, beginning of period	0
Recognized through P&L	4,251
Recognized through Goodwill	(33,264)
Deferred tax liabilities, end of period	$ 29,013